UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
811-22870

Stone Ridge Trust II
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of principal executive offices) (Zip code)

Stone Ridge Trust II
405 Lexington Avenue, 55th Floor
New York, New York 10174
(Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
Schedule of Investments as of January 31, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 12.7%
Global - 4.4%
Earthquake - 0.2%
Market Re 2014-4 Class A
4.000%, 07/15/2016 (a)(b)(c)	$2,802,000	$2,821,614
Market Re 2014-4 Class B
4.000%, 07/15/2016 (a)(b)(c)	1,019,000	1,026,133
Mortality/Longevity - 1.7%		3,847,747
Chesterfield Re 2014-1
4.500%, 12/15/2034 (a)(c)	4,836,000	4,845,672
Vitality Re VI Class B
2.110%, 01/08/2019 (a)(b)(c)	24,000,000	23,964,000
Multiperil - 2.5%		28,809,672
Galileo Re 2015-1 Class A
13.510%, 01/08/2018 (a)(b)(c)	15,778,000	15,778,000
IBRD Re 2014-1
6.630%, 06/07/2017 (a)(b)(c)	5,000,000	5,038,000
Kilimanjaro Re 2014-1 Class B
4.510%, 04/30/2018 (a)(b)(c)	14,504,000	14,625,834
Loma Re 2013-1 A
8.265%, 01/08/2018 (a)(b)(c)	335,000	354,011
Loma Re 2013-1 B
10.565%, 01/08/2018 (a)(b)(c)	1,005,000	1,071,933
Loma Re 2013-1 C
16.495%, 01/08/2018 (a)(b)(c)	1,739,000	1,846,818
Venterra Re 2013-1 A
3.760%, 01/09/2017 (a)(b)(c)	2,154,000	2,193,741
		40,908,337
		73,565,756
Japan - 0.3%
Earthquake - 0.3%
Kizuna Re II Class A
2.260%, 04/06/2018 (a)(b)(c)	2,500,000	2,504,250
Nakama Re
2.510%, 04/13/2018 (a)(b)(c)	1,500,000	1,513,275
Nakama Re 2014-2 Class 1
2.135%, 01/16/2019 (a)(b)(c)	1,000,000	1,001,500
		5,019,025
Mexico - 0.3%
Windstorm - 0.3%
MultiCat Mexico 2012-1 C
7.510%, 12/04/2015 (a)(b)(c)	4,000,000	4,019,200

Turkey - 0.1%
Earthquake - 0.1%
Bosphorus 1 Re 2013-1 A
2.510%, 05/03/2016 (a)(b)(c)	1,250,000	1,249,875

United States - 7.6%
Earthquake - 0.4%
Golden State Re II
2.210%, 01/08/2019 (a)(b)(c)	5,400,000	5,391,090
Lakeside Re III
8.010%, 01/08/2016 (a)(b)(c)	1,250,000	1,295,562
Multiperil - 3.6%		6,686,652
East Lane Re VI
2.760%, 03/14/2018 (a)(b)(c)	14,443,000	14,437,945
Residential Re 2014-1 10
15.010%, 06/06/2018 (a)(b)(c)	10,338,000	10,493,587
Residential Re 2014-1 13
3.510%, 06/06/2018 (a)(b)(c)	2,859,000	2,885,446
Riverfront Re 2014
4.005%, 01/06/2017 (a)(b)(c)	4,022,000	4,026,625
Sanders Re 2014-1 D
3.905%, 05/28/2019 (a)(b)(c)	21,295,000	21,238,568
Sanders Re 2014-2
3.905%, 06/07/2017 (a)(b)(c)	4,927,000	4,977,502
Skyline Re 2014-1 A
14.010%, 01/23/2017 (a)(b)(c)	2,166,000	2,269,968
Windstorm - 3.6%		60,329,641
Alamo Re Ltd.
6.355%, 06/07/2017 (a)(b)(c)	892,000	926,164
Armor Re Ltd.
4.010%, 12/15/2016 (a)(b)(c)	1,000,000	1,003,500
Citrus Re 2014-1
4.260%, 04/18/2017 (a)(b)(c)	7,410,000	7,383,324

Citrus Re 2014-2
3.755%, 04/24/2017 (a)(b)(c)	1,483,000	1,479,441
Everglades Re 2014
7.510%, 04/28/2017 (a)(b)(c)	17,758,000	18,548,231
Gator Re 2014
6.690%, 01/09/2017 (a)(b)(c)	13,724,000	12,343,366
Kilimanjaro Re 2014-1 Class A
4.760%, 04/30/2018 (a)(b)(c)	9,740,000	9,911,911
Pelican Re 2013-1 A
6.010%, 05/15/2017 (a)(b)(c)	8,000,000	8,279,600
		59,875,537
		126,891,830
TOTAL EVENT LINKED BONDS (Cost $210,481,989)		210,745,686

PARTICIPATION NOTES (QUOTA SHARES) - 7.8%
Global - 7.8%
Multiperil - 7.8%
Eden Re 2014-1
04/21/2017 (a)(d)(e)(f) (Cost: $6,250,000; Acquisition Date: 12/31/2013)	6,250,000	7,261,028
Eden Re 2015-1
04/19/2018 (a)(d)(e)(f) (Cost: $7,000,000; Acquisition Date: 12/29/2014)	7,000,000	7,042,403
Eden Re II 2015-1
04/19/2018 (a)(d)(e)(f) (Cost: $100,000,000; Acquisition Date: 12/12/2014)	100,000,000	100,294,324
Silverton Re 2014-1
09/16/2016 (a)(d)(f) (Cost: $215,000; Acqusition Date: 12/18/2013)	215,000	1,110,649
Silverton Re 2015-1
12/18/2015 (a)(d)(e)(f) (Cost: $14,093,293; Acquisition Date: 12/18/2014)	14,000,000	14,172,001
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $127,558,293)		129,880,405

	SHARES
PREFERENCE SHARES (QUOTA SHARES) - 65.5%

Canada - 0.9%
Multiperil - 0.9%
Awosting (Kane Segregated Account Company) (a)(d) (Cost: $19,077,102; Original Acquisition Date: 12/27/2013)	103	15,603,055

Global - 51.5%
Marine/Energy - 0.3%
Victoria (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $5,180,502; Original Acquisition Date: 01/30/2014)	5,159	5,493,146
Multiperil - 51.2%
Acadia (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $51,881,538; Acquisition Date: 12/27/2013)	100	53,744,972
Altair Re II (a)(d) (Cost: $9,550,806; Original Acquisition Date: 12/27/2013)	15,632,172	11,130,106
Altair Re III (a)(d)(e) (Cost: 20,926,500; Original Acquistion Date: 12/27/2013)	21,000,000	21,100,800
Axis Ventures Re Cell 0001 Class A (a)(d)(e)(f) (Cost: $40,000,000; Acquisition Date: 12/30/2013)	500,000	45,858,811
Banff (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $29,715,000; Acquisition Date: 01/22/2015)	29,715	29,837,829
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	41,571,047
Carlsbad (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Kane Segregated Account Company) (a)(d)(f) (Cost: $83,854,576; Original Acquistion Date: 04/28/2014)	83,895	83,841,818
Carpathian (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $15,646,064; Acquisition Date: 02/06/2014)	15,646	19,893,025
Decker (Kane Segregated Account Company) (a)(d)(f) (Cost: $8,012,643; Acquisition Date: 12/26/2013)	100	8,089,101
Denali (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $75,060,000; Acquisition Date: 01/05/2015)	75,060	75,539,174
Hatteras (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $43,768,000; Acquisition Date: 12/30/2014)	43,768	44,309,645
Hudson Alexander (Mt. Logan Re) (a)(d) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,334,424
Hudson Charles (Mt. Logan Re) (a)(d) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	30,809,094
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	10,475,834
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	18,386,630
Hudson Paul (Mt. Logan Re) (a)(d) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,013,121
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	10,369,688
Innsbruck (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $23,690,670; Acquisition Date: 02/18/2014)	23,691	25,532,010
Latigo (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $98,121,720; Original Acquisition Date: 01/06/2014)	358	102,374,045
Leggett 1 (Kane Segregated Account Company) (a)(d)(f) (Cost: $50,000; Acquisition Date: 12/27/2013)	100	49,879
Leggett 2 (Kane Segregated Account Company) (a)(d)(f) (Cost: $50,000; Acquisition Date: 12/27/2013)	100	49,879
Minnewaska (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $10,046,063; Acquisition Date: 05/30/2014)	10,046	11,166,319
Mohonk (Kane Segregated Account Company) (a)(d)(f) (Cost: $75,061,438; Acquisition Date: 12/24/2013)	100	79,416,191
Mojave (Kane Segregated Account Company) (a)(d)(e) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,634,794
Mulholland (Kane Segregated Account Company) (a)(d)(f) (Cost: $12,271,287; Acquisition Date: 12/26/2013)	100	12,385,011
Revelstoke (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $15,077,000; Acquisition Date: 01/28/2015)	15,077	15,162,130
Skytop (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $13,791,625; Acquisition Date: 01/09/2014)	100	17,873,512
Tallgrass (Kane Segregated Account Company) (a)(d)(e) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,552,886
Yellowstone (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $33,061,438; Acquisition Date: 01/08/2014)	100	38,150,767
		953,652,642
United States - 13.1%
Agriculture - 3.6%
Axis Venture Re Cell 0002 (a)(d)(e)(f) (Cost: $25,000,000; Acquisition Date: 08/29/2014)	250,000	22,362,337
Bayswater (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $26,899,465; Acquisition Date: 06/16/2014)	26,899	30,432,308
Marbletown (Kane Segregated Account Company) (a)(d)(f) (Cost: $6,267,238; Acquisition Date: 04/29/2014)	6,267	6,273,021
		59,067,666
Multiperil - 9.5%
Rondout (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $50,046,063; Acquisition Date: 06/19/2014)	50,046	55,729,158
		114,796,824
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $1,037,402,726)		1,089,545,667

PRIVATE FUND UNITS - 6.2%
Global - 6.2%
Multiperil - 6.2%
Aeolus Property Catastrophe J15 Keystone Fund (a)(d)(e)(f) (Cost: $62,511,849; Original Acquisition Date: 12/18/2014)	62,512	63,640,113
Aeolus Property Catastrophe Keystone Fund (a)(d)(e)(f) (Cost: $4,602,759; Acquisition Date: 01/01/2014)	4,603	5,524,625
Aeolus Property Catastrophe Midyear Keystone Fund (a)(d)(e)(f) (Cost: $30,000,000; Acquisition Date: 05/23/2014)	30,000	34,947,177
TOTAL PRIVATE FUND UNITS (Cost $97,114,608)		104,111,915

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.07% (g)	21,541,508	21,541,508
First American Government Obligations Fund - Class Z - 0.01% (g)	21,541,508	21,541,508
First American Prime Obligations Fund - Class Z - 0.02% (g)	21,541,508	21,541,508
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (g)	21,541,508	21,541,508
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	21,541,508	21,541,508
TOTAL SHORT-TERM INVESTMENTS (Cost $107,707,540)		107,707,540

TOTAL INVESTMENTS (Cost $1,580,265,156) - 98.7%		1,641,991,213
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		21,539,269
TOTAL NET ASSETS - 100.0%		$1,663,530,482

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)	Foreign issued security. Total foreign securities by country of domicile are $1,529,438,001. Foreign concentration is as follows: Bermuda: 87.8%, Cayman Islands: 3.8% and Supranational: 0.3%.
(b)	Variable rate security. The rate shown is as of January 31, 2015.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $210,745,686 which represented 12.7% of net assets.

(d)	Security is restricted to resale. The aggregate value of these securities at January 31, 2015 was $1,323,537,987 which represents 79.6% of net assets.
(e)	Non-income producing security.
(f)	Security is fair valued by the Adviser pursuant to procedures approved the the Board of Trustees. The aggregate value of these securities is $1,059,127,555 which represents 63.7% of net assets.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
United States 5-Year Treasury Note, March 2015 Settlement	38	$4,611,063	$106,658
Total Futures Contracts Sold		$4,611,063	$106,658

Schedule of Written OTC Options (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Composite Weather Variable Index (National Grid Southeast LDZ) (a)
Exercise Level: 580 Units
Expires: 3/31/2015	1	$404,742
TOTAL WRITTEN OPTIONS (Premiums Received: $1,048,927)		$404,742

(a) Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $404,742, which represents 0.00% of net assets.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:
Stone Ridge Reinsurance Risk Premium Interval Fund

Cost of investments	$1,580,265,156
Unrealized Appreciation	$69,387,758
Unrealized Depreciation	(7,661,701)
Net unrealized appreciation	$61,726,057

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement
In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust.  Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers.  Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

Over-the-counter (“OTC”) options are valued at the mean of the bid and asked quotations.  If bid and ask are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining Fair Value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Stone Ridge Reinsurance Risk Premium Interval Fund
Assets
Event-Linked Bonds
Global	$-	$44,056,337	$29,509,419	$75,565,756
Japan	-	5,019,025	-	5,019,025
Mexico	-	4,019,200	-	4,019,200
Turkey	-	1,249,875	-	1,249,875
United States	-	124,621,862	2,269,968	126,891,830
Total Event-Linked Bonds	-	178,966,299	31,779,387	210,745,686
Participation Notes (Quota Shares) (1)	-	-	129,880,405	129,880,405
Preference Shares (Quota Shares) (1)	-	-	1,089,545,667	1,089,545,667
Private Fund Units (1)	-	-	104,111,915	104,111,915
Money Market Funds	107,707,540	-	-	107,707,540
Total Assets	$107,707,540	$178,966,299	$1,355,317,374	$1,641,991,213

Liabilities
Written OTC Options	-	$-	$404,742	$404,742
Total Liabilities	-	$-	$404,742	$404,742

Other Financial Instruments*
Futures	$106,658	$-	$-	$106,658
Total	$106,658	$-	$-	$106,658

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation on the instrument.

(1) For further security characteristics, see the Fund's Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Interval Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Private Fund Units	Written OTC Options
Beginning Balance - November 1, 2014	$11,182,424	$19,925,877	$778,956,928	$48,992,065	$-
Acquisitions	20,614,000	121,105,000	407,350,677	62,511,849	1,048,927
Dispositions	-	-	(9,367,828)	(9,511,849)	-
Realized gains	-	-	-	1,614,608	-
Realized losses	-	-	-	-	-
Return of Capital	-	(9,960,000)	(70,494,185)	-	-
Change in unrealized appreciation	(17,037)	(1,190,472)	(16,899,925)	505,242	(644,185)
Transfers in/(out) of Level 3	-	-	-	-	-
Ending Balance - January 31, 2015	$31,779,387	$129,880,405	$1,089,545,667	$104,111,915	$404,742

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2015:

Reinsurance Risk Premium Interval Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes (Quota Shares)	Financial Services	$129,880,405	Insurance industry loss model	Estimated Losses: Estimated Premiums Earned:	$0.4MM - $4.6MM $1.1MM - $11.0MM	$4.1MM $9.4MM

Preference Shares (Quota Shares)	Financial Services	$825,135,235	Insurance industry loss model	Estimated Losses: Estimated Premiums Earned:	$0.1MM - $37.6MM $0.5MM - $53.6MM	$10.1MM $16.9MM

Private Fund Units	Financial Services	$104,111,915	Insurance industry loss model	Estimated Losses: Estimated Premiums Earned:	$1.5MM - $7.7MM $4.0MM - $18.4MM	$5.9MM $14.2MM

Written OTC Options	Financial Services	$404,742	Black Scholes	Implied Volatility:	24.03%	$24.03%

The Level 3 securities not listed above were priced using cost or an indicative bid.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities
(including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota shares are monitored daily for significant events that could affect the value of the instruments.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended January 31, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for the Fund can be found in the Schedule of Investments.

Futures Contracts -- The Fund may purchase and sell futures contracts. The Fund held futures contracts during the period ended January 31, 2015.  The Fund uses futures contracts to hedge interest rate exposure.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2015, were as follows:

Reinsurance Risk Premium Interval Fund
Long futures contracts
Equity index contracts	$-
Total long futures contracts	$-
Short futures contracts
U.S. Treasury Contracts	$2,282,598
Total short futures contracts	$2,282,598

Options -- The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended January 31, 2015. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. OTC options are customized agreements between the parties.  With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.  As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that the index options require cash settlement payments and do not involve the actual purchase or sale of securities.

The Fund engaged in options during the period ended January 31, 2015.  The average market value of written options for the period ended January 31, 2015, was as follows:

Reinsurance Risk Premium Interval Fund
Written Options	$363,908

The Fund did not transact in purchased options during the period ended January 31, 2015.

Transactions in options written during the period ended January 31, 2015 were as follows:

Reinsurance Risk Premium Interval Fund
OTC Options	Contracts	Premiums
Outstanding, Beginning of period	-	$-
Options written	1	1,048,927
Options terminated in closing transactions	-	-
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	1	$1,048,927

Balance Sheet -- Values of Derivatives at January 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Reinsurance Risk Premium Interval Fund
	Variation margin on futures contracts	$106,658	Options written, at Fair Value	$404,742
Total		$106,658		$404,742

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Stone Ridge Trust II

By (Signature and Title) /s/ Ross Stevens
                                           Ross Stevens, President

Date   March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
                                             Ross Stevens, President

Date   March 31, 2015

By (Signature and Title)* /s/ Patrick Kelly
                                             Patrick Kelly, Treasurer

Date   March 31, 2015

* Print the name and title of each signing officer under his or her signature.